SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Disclosure of the impact of adoption on its consolidated statements of operation and comprehensive income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 96,906,335	$ 102,973,999	$ 80,504,734
Cost of revenue	(68,836,588)	(88,842,244)	(73,271,853)
Gross profit	28,069,747	14,131,755	7,232,881
Income from operations	5,096,480	3,199,831	94,482
Net income/(loss)	5,096,480	34,457,538	(34,698,251)
Net income attributed to ReneSola Ltd	$ 1,759,711	$ 34,457,538	$ (34,698,251)
Basic income attributed to ReneSola Ltd per share	$ 0.00
Diluted income attributed to ReneSola Ltd per share	$ 0.00
Previously Reported [Member]
Cost of revenue	$ (75,046,080)
Gross profit	28,939,732
Income from operations	16,401,873
Net income/(loss)	5,966,465
Net income attributed to ReneSola Ltd	$ 2,629,696
Basic income attributed to ReneSola Ltd per share	$ 0.01
Diluted income attributed to ReneSola Ltd per share	$ 0.01
Restatement Adjustment [Member]
Cost of revenue	$ 6,209,492
Gross profit	(869,985)
Income from operations	(869,985)
Net income/(loss)	(869,985)
Net income attributed to ReneSola Ltd	$ (869,985)
Basic income attributed to ReneSola Ltd per share	$ (0.01)
Diluted income attributed to ReneSola Ltd per share	$ (0.01)
Solar power projects development [Member]
Revenues	$ 48,784,766
Solar power projects development [Member] | Previously Reported [Member]
Revenues	55,864,243
Solar power projects development [Member] | Restatement Adjustment [Member]
Revenues	(7,079,477)
Electricity generation revenue [Member]
Revenues	29,257,928
Electricity generation revenue [Member] | Previously Reported [Member]
Revenues	29,257,928
Electricity generation revenue [Member] | Restatement Adjustment [Member]
Revenues	0
EPC services [Member]
Revenues	18,544,164
EPC services [Member] | Previously Reported [Member]
Revenues	18,544,164
EPC services [Member] | Restatement Adjustment [Member]
Revenues	0
Others [Member]
Revenues	319,477
Others [Member] | Previously Reported [Member]
Revenues	319,477
Others [Member] | Restatement Adjustment [Member]
Revenues	$ 0